Operating expenses - Variable compensation awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payments
Variable compensation deferred from 2015 and earlier	£ 16	£ 147	£ 140
Variable compensation deferred from 2016	80
Less: forfeiture of amounts deferred from prior years	(7)	(106)	(102)
Income statement charge for amounts deferred from prior years	89	£ 41	£ 38
0-1 years
Share-based payments
Variable compensation deferred from 2015 and earlier	6
Variable compensation deferred from 2016	20
Variable compensation for 2017 deferred	89
Income statement charge for amounts deferred from prior years	115
2019 and beyond
Share-based payments
Variable compensation deferred from 2015 and earlier	1
Variable compensation deferred from 2016	13
Variable compensation for 2017 deferred	44
Income statement charge for amounts deferred from prior years	£ 58